NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Nature And Continuance Of Operations Details Narrative
Country of incorporation	Canada
Date of incorporation	Dec. 28, 2000
Accumulated losses	$ (5,473,439)	$ (5,176,116)
Working capital deficit	$ (887,532)